Organization and Business Operations	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization and Business Operations
Organization and Business Operations

1. Organization and Business Operations

Incorporation

New Frontier Corporation (the “Company”) was incorporated as a Cayman Islands exempted company on March 28, 2018. The functional currency of the Company is the United States dollar.

Sponsor

The Company’s sponsor is New Frontier Public Holding Ltd., a Cayman Islands exempted company (the “Sponsor”).

Fiscal Year End

The Company has selected December 31 as its fiscal year end.

Business Purpose

The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or other similar business combination with one or more operating businesses (a “Business Combination”). The Company has neither engaged in any operations nor generated significant revenue to date.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of its initial public offering of Units (as defined below) (the “Initial Public Offering”), although substantially all of the net proceeds of the Initial Public Offering are intended to be generally applied toward completing a Business Combination. Furthermore, there is no assurance that the Company will be able to successfully complete a Business Combination.

As of September 30, 2019, the Company had not commenced any operations. All activity for the period from March 28, 2018 (date of inception) through September 30, 2019 relates to the Company’s formation and the Initial Public Offering described below, and since the offering, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering.

Financing

The registration statement for the Company’s Initial Public Offering was declared effective by the U.S. Securities and Exchange Commission (“SEC”) on June 27, 2018.

On July 3, 2018, the Company consummated its Initial Public Offering of 28,750,000 units (each, a “Unit” and collectively, the “Units”), including 3,750,000 Units issued pursuant to the exercise in full of the underwriters’ over-allotment option, at $10.00 per Unit, generating gross proceeds of $287.5 million, and incurring offering costs of approximately $12.0 million, inclusive of $6.91 million in deferred underwriting commissions (Note 3). The Company intends to finance its initial Business Combination with the proceeds from the Initial Public Offering and a $7.75 million private placement of warrants (the “Private Placement”) (Note 4). Upon the closing of the Initial Public Offering and the Private Placement, $287.5 million was held in a trust account (the “Trust Account”) (discussed below).

Trust Account

Upon the closing of the Initial Public Offering and Private Placement, $287.5 million ($10.00 per Unit) of the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement was placed in a segregated Trust Account located in London at Citibank, maintained by Continental Stock Transfer & Trust Company, acting as trustee. The Trust Account will be invested in permitted United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended, which was referred to as the Investment Company Act, having a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a‑7 promulgated under the Investment Company Act that invest only in direct U.S. government treasury obligations.

The Company’s amended and restated memorandum and articles of association provide that, other than the withdrawal of interest earned on the funds that may be released to the Company to pay income taxes, if any, none of the funds held in trust will be released until the earlier of: (i) the completion of the Business Combination; (ii) the redemption of 100% of the Class A ordinary shares included in the Units being sold in the Initial Public Offering (the “public shares”) if the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering; or (iii) the redemption of any public shares properly tendered in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association to modify the substance or timing of the Company’s obligation to redeem 100% of the public shares if the Company does not complete the Business Combination within 24 months from the closing of the Initial Public Offering.

Initial Business Combination

The Company, after signing a definitive agreement for a Business Combination, will either (i) seek shareholder approval of the Business Combination at a meeting called for such purpose in connection with which shareholders may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay income taxes, or (ii) provide the holders of the public shares, “public shareholders,” with the opportunity to redeem their public shares by means of a tender offer (and thereby avoid the need for a shareholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to commencement of the tender offer, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay income taxes. The decision as to whether the Company will seek shareholder approval of the Business Combination or conduct a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek shareholder approval under applicable law or stock exchange listing requirements. If the Company seeks shareholder approval, it will complete its Business Combination only if a majority of the outstanding ordinary shares voted are voted in favor of the Business Combination. However, in no event will the Company redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company would not proceed with the redemption of its public shares and the related Business Combination, and instead may search for an alternate Business Combination.

If the Company holds a shareholder vote in connection with a Business Combination, a public shareholder will have the right to redeem its shares for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the Business Combination, including interest earned on the funds held in the Trust Account but not previously released to the Company to pay income taxes. As a result, such ordinary shares will be recorded at redemption amount and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with FASB, ASC 480, “Distinguishing Liabilities from Equity.” The amount in the Trust Account initially was $10.00 per public ordinary share ($287,500,000 held in the Trust Account divided by 28,750,000 public ordinary shares).

The Company will only have 24 months from the closing of the Initial Public Offering, until July 3, 2020, to complete its initial Business Combination. If the Company does not complete a Business Combination within this period of time, it will (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (less up to $100,000 of interest to pay dissolution expenses and net of taxes payable), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholder’s rights as shareholders (including the right to receive further liquidation distributions, if any) and (iii) as promptly as reasonably possible following such redemption, subject to the approval of its remaining shareholders and its board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii) to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. The Company’s amended and restated memorandum and articles of association provide that, in the event it commences a liquidation and all public shares have been redeemed, all Founder Shares (as defined below) not held by the Sponsor shall be surrendered to the Company for no consideration, such that only the Founder Shares held by the Sponsor share in any assets in liquidation.

The Sponsor and certain accredited investors have entered into forward purchase agreements (“Forward Purchase Agreements”) with the Company (the “anchor investors” and collectively with the Sponsor, the “initial shareholders”) pursuant to which they have agreed to (i) waive their redemption rights with respect to their Founder Shares and, with respect to the initial shareholders other than the anchor investors, public shares in connection with the completion of the Company’s initial Business Combination, (ii) waive their redemption rights with respect to their Founder Shares and, with respect to the initial shareholders other than the anchor investors, public shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association to modify the substance or timing of the Company’s obligation to redeem 100% of the public shares if it has not consummated an initial Business Combination within 24 months from the closing of the Initial Public Offering and (iii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to complete its initial Business Combination within 24 months from the closing of the Initial Public Offering (although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete its initial Business Combination within the prescribed time frame).

On July 30, 2019, the Company entered into a transaction agreement (the "Transaction Agreement") with NF Unicorn Acquisition L.P., a Cayman Islands limited partnership and a wholly-owned indirect subsidiary of the Company ("NFC Buyer Sub", and together with the Company, the "Buyer Parties"), Healthy Harmony Holdings, L.P., a Cayman Islands limited partnership ("Healthy Harmony"), Healthy Harmony GP, Inc., a Cayman Islands company and the sole general partner of Healthy Harmony ("HH GP" and, together with Healthy Harmony, the "Target Companies"), TPG Healthy, L.P., a Cayman Islands limited partnership ("TPG Seller"), Fosun Industrial Co., Limited, a Hong Kong company ("Fosun Seller"), Plenteous Flair Limited, a Cayman Islands company ("Boyu Seller"), Roberta Lipson ("Ms. Lipson"), the Benjamin Lipson Plafker Trust, the Daniel Lipson Plafker Trust, the Jonathan Lipson Plafker Trust and the Ariel Benjamin Lee Trust (the foregoing trusts together with Ms. Lipson, the "Lipson Parties," and together with TPG Seller, Fosun Seller and Boyu Seller, each a "Seller" and collectively, the "Sellers"), pursuant to which the Company will indirectly acquire all of the issued and outstanding equity interests of HH GP (the "GP Shares") and approximately 99.37% of the issued and outstanding limited partnership interests in Healthy Harmony (the "LP Interests") from the Sellers on the terms and subject to the conditions set forth therein (the transactions contemplated by the Transaction Agreement and the related ancillary agreements, the "Transaction"). The remaining 0.63% of the issued and outstanding LP Interests are held by certain members of management of the Target Companies and are expected to be acquired by the Company simultaneously with the closing of the Transaction (the "Closing") on terms and conditions to be agreed between the Company and these holders (Note 7).

Emerging Growth Company

Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a registration statement under the Securities Act of 1933, as amended (the “Securities Act”), declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Mandatory Liquidation and Going Concern

The Company’s amended and restated memorandum and articles of association provides that it has until July 3, 2020 to complete the initial Business Combination. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if it fails to complete the initial Business Combination by July 3, 2020. In connection with the Company’s assessment of going concern considerations in accordance with FASB’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the liquidity condition and the mandatory liquidation and subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after July 3, 2020.

The Company has principally financed its operations from inception using proceeds from the sale of Founder Shares (as defined in Note 4) to its Sponsor prior to the Initial Public Offering and proceeds from the Private Placement and the Initial Public Offering that were placed in an operating account outside of the Trust Account for working capital purposes. As of September 30, 2019, the Company had $1,239,877 in its operating account, $295,480,350 in cash and securities held in the Trust Account to be used for a Business Combination or to repurchase or redeem its ordinary shares in connection therewith and negative working capital of $7,666,205, as such, the Company does not have sufficient liquidity to meet its future obligations.

Note 1.  Organization and Business Operations

Incorporation

New Frontier Corporation (the “Company”) was incorporated as a Cayman Islands exempted company on March 28, 2018. The functional currency of the Company is the United States dollar.

Sponsor

The Company’s sponsor is New Frontier Public Holding Ltd., a Cayman Islands exempted company (the “Sponsor”).

Fiscal Year End

The Company has selected December 31 as its fiscal year end.

Business Purpose

The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or other similar business combination with one or more operating businesses that it has not yet selected (a “Business Combination”). The Company has neither engaged in any operations nor generated significant revenue to date.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of its initial public offering of Units (as defined below) (the “Initial Public Offering”), although substantially all of the net proceeds of the Initial Public Offering are intended to be generally applied toward completing a Business Combination. Furthermore, there is no assurance that the Company will be able to successfully complete a Business Combination.

As of December 31, 2018, the Company had not commenced any operations. All activity for the period from March 28, 2018 (date of inception) through December 31, 2018 relates to the Company’s formation and the Initial Public Offering described below, and since the offering, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering.

Financing

The registration statement for the Company’s Initial Public Offering was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on June 27, 2018.

On July 3, 2018, the Company consummated its Initial Public Offering of 28,750,000 units (each, a “Unit” and collectively, the “Units”), including 3,750,000 Units issued pursuant to the exercise in full of the underwriters’ over-allotment option, at $10.00 per Unit, generating gross proceeds of $287.5 million, and incurring offering costs of approximately $12.0 million, inclusive of $6.91 million in deferred underwriting commissions (Note 3). The Company intends to finance its initial Business Combination with the proceeds from the Initial Public Offering and a $7.75 million private placement of warrants (the “Private Placement”) (Note 4). Upon the closing of the Initial Public Offering and the Private Placement, $287.5 million was held in the Trust Account (defined below).

Trust Account

Upon the closing of the Initial Public Offering and Private Placement, $287.5 million ($10.00 per Unit) of the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement was placed in a segregated trust account located in London at Citibank, maintained by Continental Stock Transfer & Trust Company, acting as trustee (“Trust Account”). The Trust Account will be invested in permitted United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended, which was referred to as the Investment Company Act, having a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a‑7 promulgated under the Investment Company Act that invest only in direct U.S. government treasury obligations.

The Company’s amended and restated memorandum and articles of association provide that, other than the withdrawal of interest earned on the funds that may be released to the Company to pay income taxes, if any, none of the funds held in trust will be released until the earlier of: (i) the completion of the Business Combination; (ii) the redemption of 100% of the Class A ordinary shares included in the Units being sold in the Initial Public Offering (the “public shares”) if the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering; or (iii) the redemption of any public shares properly tendered in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association to modify the substance or timing of the Company’s obligation to redeem 100% of the public shares if the Company does not complete the Business Combination within 24 months from the closing of the Initial Public Offering.

Initial Business Combination

The Company, after signing a definitive agreement for a Business Combination, will either (i) seek shareholder approval of the Business Combination at a meeting called for such purpose in connection with which holders of public shares (“public shareholders”) may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay income taxes, or (ii) provide public shareholders with the opportunity to redeem their public shares by means of a tender offer (and thereby avoid the need for a shareholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to commencement of the tender offer, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay income taxes. The decision as to whether the Company will seek shareholder approval of the Business Combination or conduct a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek shareholder approval under applicable law or stock exchange listing requirements. If the Company seeks shareholder approval, it will complete its Business Combination only if a majority of the outstanding ordinary shares voted are voted in favor of the Business Combination. However, in no event will the Company redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company would not proceed with the redemption of its public shares and the related Business Combination, and instead may search for an alternate Business Combination.

If the Company holds a shareholder vote in connection with a Business Combination, a public shareholder will have the right to redeem its shares for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the Business Combination, including interest earned on the funds held in the Trust Account but not previously released to the Company to pay income taxes. As a result, such ordinary shares will be recorded at redemption amount and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with FASB, ASC 480, “Distinguishing Liabilities from Equity.” The amount in the Trust Account is initially $10.00 per public ordinary share ($287,500,000 held in the Trust Account divided by 28,750,000 public ordinary shares).

The Company will only have 24 months from the closing of the Initial Public Offering to complete its initial Business Combination. If the Company does not complete a Business Combination within this period of time, it will (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (less up to $100,000 of interest to pay dissolution expenses and net of taxes payable), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholder’s rights as shareholders (including the right to receive further liquidation distributions, if any) and (iii) as promptly as reasonably possible following such redemption, subject to the approval of its remaining shareholders and its board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii) to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. The Company’s amended and restated memorandum and articles of association provide that, in the event it commences a liquidation and all public shares have been redeemed, all Founder Shares (as defined below) not held by the Sponsor shall be surrendered to the Company for no consideration, such that only the Founder Shares held by the Sponsor share in any assets in liquidation.

The Sponsor and certain accredited investors (the “anchor investors” and collectively with the Sponsor, the “initial shareholders”) have entered into agreements with the Company pursuant to which they have agreed to (i) waive their redemption rights with respect to their Founder Shares and, with respect to the initial shareholders other than the anchor investors, public shares in connection with the completion of the Company’s initial Business Combination, (ii) waive their redemption rights with respect to their Founder Shares and, with respect to the initial shareholders other than the anchor investors, public shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association to modify the substance or timing of the Company’s obligation to redeem 100% of the public shares if it has not consummated an initial Business Combination within 24 months from the closing of the Initial Public Offering and (iii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to complete its initial Business Combination within 24 months from the closing of the Initial Public Offering (although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete its initial Business Combination within the prescribed time frame).

Emerging Growth Company

Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a registration statement under the Securities Act of 1933, as amended (the “Securities Act”), declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accountant standards used.